Aris Gold Transaction - Assets and Liabilities (Details) - Aris Gold $ in Thousands	Sep. 26, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 95,126
Cash in trust	400
Accounts receivable, prepaid expenses and other	10,356
Inventories	4,845
Mining interests, plant and equipment	255,857
Investment in Associate	101,685
Accounts payable and accrued liabilities	(15,502)
Long-term debt	(68,592)
Reclamation liability	(1,287)
Deferred revenue	(59,596)
Deferred consideration	(49,477)
Deferred tax liability	(49,840)
Other liabilities	(374)
Fair value of net assets acquired	$ 223,601